UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                  FORM 13F

                            FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2008

Check here if Amendment [  ]; Amendment Number:
This amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:Calypso Capital Management, LP
Address:  135 East 57th Street
	  20th Floor
	  New York, NY 10022

13 File Number: 028-11557

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form


Person Signing this Report on Behalf of Reporting Manager:

Name:  Shawn R. Singh, Esq
Title: General Counsel
Phone: (212) 371-4063
Signature, Place and Date of Signing:

Shawn R. Singh, New York, NY July 16, 2008


Report Type (Check only one.):
[ X]        13F HOLDINGS REPORT.
[  ]        13F NOTICE.
[  ]        13F COMBINATION REPORT.


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934

                           FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    10

Form 13F Information Table Value Total:    293772

                                                                FORM 13F INFORMATION TABLE
                                                              VALUE   SHARES/ SH/ PUT/ INVSTMT   OTHER        VOTING AUTHORITY
           NAME OF ISSUER        TITLE OF CLASS     CUSIP   x($1000) PRN AMT  PRN CALL DISCRETN MANAGERS   SOLE    SHARED    NONE
  ------------------------------ ---------------- --------- -------- -------- --- ---- -------- --------- -------- -------- --------
D BANCORPSOUTH INC  COM STK      OPTIONS - PUTS   99O9RT8J6     1137    65000 SH  PUT  SOLE                      0        0    65000
D CENTRAL EUROPEAN MED IA ENTERP COMMON STOCK     G20045202    16522   182500 SH       SOLE                      0        0   182500
D CORUS BANKSHARES INC  COM STK  OPTIONS - PUTS   99OB2RWF3      416   100000 SH  PUT  SOLE                      0        0   100000
D FIDELITY NATIONAL IN FORMATION COMMON STOCK     31620M106    31373   850000 SH       SOLE                      0        0   850000
D FORTRESS INVESTMENT GROUP LLC  OPTIONS - PUTS   99OB2DWX5     1196    97100 SH  PUT  SOLE                      0        0    97100
D ISHARES MSCI EMERGIN G MKTS IN OPTIONS - PUTS   99OB2CDB6    69217   510000 SH  PUT  SOLE                      0        0   510000
D MASTERCARD INC CL A COM STK    COMMON STOCK     57636Q104    74346   280000 SH       SOLE                      0        0   280000
D PEOPLES UNITED FINANCIAL INC C COMMON STOCK     712704105    59904  3840000 SH       SOLE                      0        0  3840000
D PRICELINE COM INC              COMMON STOCK     741503403     9699    84000 SH       SOLE                      0        0    84000
D ROGERS COMMUNICATION S INC CAD COMMON STOCK     775109200    29962   775000 SH       SOLE                      0        0   775000
S REPORT SUMMARY                 10 DATA RECORDS              293772        0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED